UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/14

Item 1. Schedule of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2014 (unaudited)

	Industry	Shares	Value
Common Stocks 98.1%
Canada 1.1%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	38,020,400	$181,239,552

China 2.3%
China Mobile Ltd.	Wireless Telecommunication
	Services	4,859,500	59,843,744
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	45,284,500	128,760,297
China Telecom Corp. Ltd., ADR	Diversified Telecommunication
	Services	735,230	45,091,656
[a]Dongfang Electric Corp. Ltd., H	Electrical Equipment	16,395,140	29,767,446
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	120,656,000	130,381,730
			393,844,873
Denmark 0.5%
[a]FLSmidth & Co. AS	Construction & Engineering	2,095,190	88,624,870

France 9.4%
AXA SA	Insurance	8,817,061	213,037,530
BNP Paribas SA	Banks	3,558,980	228,366,993
Cie Generale des Etablissements Michelin, B	Auto Components	2,311,009	212,683,938
Credit Agricole SA	Banks	14,535,330	204,498,600
Orange SA	Diversified Telecommunication
	Services	4,311,032	75,996,344
Sanofi	Pharmaceuticals	2,535,687	245,699,867
Technip SA	Energy Equipment & Services	536,640	34,928,474
Total SA, B	Oil, Gas & Consumable Fuels	4,668,754	261,403,779
[b]Vivendi SA	Diversified Telecommunication
	Services	4,218,392	107,515,670
			1,584,131,195
Germany 5.8%
[b]Commerzbank AG	Banks	4,854,510	74,339,887
Deutsche Lufthansa AG	Airlines	15,394,331	275,016,591
Merck KGaA	Pharmaceuticals	1,987,384	198,061,804
[b]Metro AG	Food & Staples Retailing	5,118,650	173,969,058
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	268,179	55,285,480
SAP SE	Software	193,410	13,642,804
Siemens AG	Industrial Conglomerates	1,596,669	189,088,103
			979,403,727
Ireland 1.5%
CRH PLC	Construction Materials	11,066,095	261,663,335

Israel 2.1%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	6,159,610	350,974,578

Italy 2.4%
Eni SpA	Oil, Gas & Consumable Fuels	6,671,477	133,423,629
[b]Saipem SpA	Energy Equipment & Services	3,990,478	57,160,382
UniCredit SpA	Banks	29,238,098	216,319,591
			406,903,602
Japan 2.9%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	11,948,500	139,327,020
Nissan Motor Co. Ltd.	Automobiles	20,118,600	187,896,774
Toyota Motor Corp.	Automobiles	2,602,310	160,361,406
			487,585,200
Netherlands 4.6%
Akzo Nobel NV	Chemicals	2,972,140	205,506,885
[b]ING Groep NV, IDR	Banks	12,108,051	177,506,561
Koninklijke Philips NV	Industrial Conglomerates	3,402,481	102,705,066
[b,c]NN Group NV, 144A	Insurance	2,476,200	75,238,014

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2014 (unaudited) (continued)
[b]QIAGEN NV	Life Sciences Tools & Services	3,422,165	81,834,458
Randstad Holding NV	Professional Services	1,341,726	66,265,137
TNT Express NV	Air Freight & Logistics	5,279,489	35,611,154
[c]TNT Express NV, 144A	Air Freight & Logistics	3,825,802	25,805,760
			770,473,035
Portugal 0.9%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	12,900,340	157,333,828

Russia 2.5%
LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	1,740,790	81,016,367
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	11,719,456	208,137,538
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	10,440,717	127,585,562
			416,739,467
Singapore 2.6%
DBS Group Holdings Ltd.	Banks	8,010,734	121,885,103
[b]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	11,802,010	130,884,291
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	63,658,000	190,490,448
			443,259,842
South Korea 4.7%
KB Financial Group Inc.	Banks	4,960,243	173,347,815
POSCO	Metals & Mining	575,778	156,475,469
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	403,050	466,018,642
			795,841,926
Spain 1.3%
Telefonica SA	Diversified Telecommunication
	Services	13,999,911	224,406,801

Sweden 1.7%
Ericsson, B	Communications Equipment	8,281,470	104,284,684
Getinge AB, B	Health Care Equipment & Supplies	7,932,270	183,605,542
			287,890,226
Switzerland 4.6%
Credit Suisse Group AG	Capital Markets	8,543,380	228,413,225
Roche Holding AG	Pharmaceuticals	1,057,688	316,950,460
Swiss Re AG	Insurance	2,652,800	226,892,343
			772,256,028
Thailand 0.3%
Bangkok Bank PCL, fgn.	Banks	8,099,000	49,786,914

Turkey 1.3%
[b]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	14,355,442	227,820,865

United Kingdom 11.5%
Aviva PLC	Insurance	28,585,692	227,124,031
BAE Systems PLC	Aerospace & Defense	14,860,062	111,816,693
BP PLC	Oil, Gas & Consumable Fuels	22,801,450	149,854,290
GlaxoSmithKline PLC	Pharmaceuticals	11,376,388	264,229,629
HSBC Holdings PLC	Banks	22,977,340	228,146,743
[b]International Consolidated Airlines Group SA	Airlines	25,665,651	183,651,318
Kingfisher PLC	Specialty Retail	43,494,874	212,247,869
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	5,497,253	191,133,078
Serco Group PLC	Commercial Services & Supplies	21,427,779	58,750,253
Sky PLC	Media	6,259,790	91,248,628
Tesco PLC	Food & Staples Retailing	30,597,529	89,227,641

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2014 (unaudited) (continued)
Vodafone Group PLC	Wireless Telecommunication
	Services	38,800,571	141,974,985
			1,949,405,158
United States 34.1%
[b]Actavis PLC	Pharmaceuticals	681,039	184,295,964
American International Group Inc.	Insurance	5,094,260	279,165,448
Amgen Inc.	Biotechnology	2,245,320	371,173,849
Baker Hughes Inc.	Energy Equipment & Services	1,300,364	74,120,748
Best Buy Co. Inc.	Specialty Retail	2,414,460	95,153,869
Chevron Corp.	Oil, Gas & Consumable Fuels	1,528,510	166,408,884
Cisco Systems Inc.	Communications Equipment	9,535,010	263,547,676
Citigroup Inc.	Banks	6,890,580	371,884,602
Comcast Corp., Special A	Media	6,353,820	360,960,514
CVS Health Corp.	Food & Staples Retailing	1,603,330	146,480,229
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	8,504,900	332,201,394
JPMorgan Chase & Co.	Banks	3,542,510	213,117,402
Medtronic Inc.	Health Care Equipment & Supplies	4,272,880	315,637,646
Merck & Co. Inc.	Pharmaceuticals	3,064,050	185,068,620
Microsoft Corp.	Software	10,439,430	499,109,148
Morgan Stanley	Capital Markets	7,102,520	249,866,654
[b,d]Navistar International Corp.	Machinery	5,754,190	206,000,002
[b]News Corp., A	Media	2,728,302	42,343,247
Noble Corp. PLC	Energy Equipment & Services	8,144,090	146,512,179
[a]Paragon Offshore PLC	Energy Equipment & Services	2,037,330	7,395,508
Pfizer Inc.	Pharmaceuticals	10,415,680	324,448,432
SunTrust Banks Inc.	Banks	4,098,280	161,021,421
Target Corp.	Multiline Retail	1,822,100	134,835,400
Twenty-First Century Fox Inc., A	Media	5,686,150	209,250,320
United Parcel Service Inc., B	Air Freight & Logistics	2,154,350	236,806,152
Verizon Communications Inc.	Diversified Telecommunication
	Services	1,870,841	94,645,846
The Walt Disney Co.	Media	1,074,416	99,394,224
			5,770,845,378
Total Common Stocks (Cost $13,724,547,335)			16,600,430,400
Preferred Stocks (Cost $162,979,320) 0.7%
Brazil 0.7%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	11,904,181	121,541,688

Total Investments before Short Term Investments (Cost $13,887,526,655)			16,721,972,088

Short Term Investments 1.7%
		Principal Amount*
Time Deposits 1.1%
Canada 0.8%
Bank of Montreal, 0.05%, 12/01/14		$69,000,000	69,000,000
Royal Bank of Canada, 0.05%, 12/01/14		62,000,000	62,000,000
			131,000,000
United States 0.3%
Scotia Capital Markets, 12/01/14		60,000,000	60,000,000

Total Time Deposits (Cost $191,000,000)			191,000,000
Total Investments before Money Market Funds (Cost $14,078,526,655)			16,912,972,088
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$100,831,803) 0.6%
Money Market Funds 0.6%
United States 0.6%
[e]BNY Mellon Overnight Government Fund, 0.079%		100,831,803	100,831,803

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2014 (unaudited) (continued)
Total Investments (Cost $14,179,358,458) 100.5%	17,013,803,891
Other Assets, less Liabilities (0.5)%	(89,260,868)
Net Assets 100.0%	$16,924,543,023

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a A portion or all of the security is on loan at November 30, 2014.
b Non-income producing.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At
November 30, 2014, the aggregate value of these securities was $101,043,774 representing 0.60% of net assets
d See Note 5 regarding holdings of 5% voting securities.
e The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton Growth Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing NAV. Time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,111,069,466

Unrealized appreciation	$4,352,521,822
Unrealized depreciation	(1,449,787,397)
Net unrealized appreciation (depreciation)	$2,902,734,425

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended November 30, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)
Non-Controlled Affiliates
Navistar International Corp.	5,754,190	-	-	5,754,190	$206,000,002		$-		$-
Total Affiliated Securities (Value is 1.22% of Net Assets)					$206,000,002	$		- $	-

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$16,721,972,088	$-	$	- $	16,721,972,088
Short Term Investments	-	291,831,803		-	291,831,803
Total Investments in Securities	$16,721,972,088	$291,831,803	$	- $	17,013,803,891

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2015